Warrants	9 Months Ended
Sep. 30, 2022
Warrants [Abstract]
Warrants

10. Warrants

Public Warrants — We assumed 8,625,000 Public Warrants in the Business Combination which remained outstanding as of September 30, 2022. Each whole Public Warrant entitles the holder to purchase one share of Common Stock at a price of $11.50, subject to adjustment. However, no Public Warrants will be exercisable for cash unless we have an effective and current registration statement covering the shares of Common Stock issuable upon exercise of the Public Warrants and a current prospectus relating to such shares of Common Stock. Notwithstanding the foregoing, if a registration statement covering the shares of Common Stock issuable upon exercise of the Public Warrants is not effective within 120 days following the consummation of the Business Combination, warrant holders may, until such time as there is an effective registration statement and during any period when we shall have failed to maintain an effective registration statement, exercise Public Warrants on a cashless basis pursuant to an available exemption from exemption under the Securities Act. The Public Warrants expire on the fifth anniversary of our completion of the Business Combination, or earlier upon redemption or liquidation. Our Public Warrants are listed on Nasdaq under the symbol “KITTW”.

We may redeem the outstanding Public Warrants, in whole and not in part, at a price of $0.01 per warrant:

•        at any time after the Public Warrants become exercisable,

•        upon not less than 30 days’ prior written notice of redemption to each warrant holder,

•        if, and only if, the reported last sale price of the shares of Common Stock equals or exceeds $16.50 per share (subject to adjustment for splits, dividends, recapitalizations and other similar events), for any 20 trading days within a 30-day trading period ending on the third business day prior to the notice of redemption to warrant holders, and

•        if, and only if, there is a current registration statement in effect with respect to the shares of Common Stock underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.

If we call the Public Warrants for redemption as described above, we have the option to require all holders that wish to exercise warrants to do so on a “cashless basis.”

The exercise price and number of shares of Common Stock issuable on exercise of the Public Warrants may be adjusted in certain circumstances including in the event of a share dividend, extraordinary dividend or our recapitalization, reorganization, merger or consolidation.

The Public Warrants, which are accounted for as liabilities in our condensed consolidated balance sheets, were valued as of September 30, 2022 at $2,242,500 based on their publicly-traded price. The change in value of the Public Warrants during the three months ended September 30, 2022 totaled $(603,750) and was reported with other (income) expense in our condensed consolidated statements of operations.

Private Warrants — We assumed 7,175,000 Private Warrants in the Business Combination which remained outstanding as of September 30, 2022. The Private Warrants are exercisable for one share of Common Stock at an exercise price of $11.50 and are identical in all material respects to the Public Warrants except that such Private

Warrants are exercisable for cash (even if a registration statement covering the shares of Common Stock issuable upon exercise of such warrants is not effective) or on a cashless basis, at the holder’s option, and will not be redeemable by us, in each case so long as they are still held by the initial purchasers or their affiliates. The Private Warrants purchased by CleanTech Investments, LLC are not exercisable after July 14, 2026, as long as Chardan Capital Markets, LLC or any of its related persons beneficially own these Private Warrants.

The Private Warrants, which are accounted for as liabilities in our condensed consolidated balance sheets, were valued as of September 30, 2022 at $1,906,057 based on their publicly-traded price. The fair value of the Private Warrants was estimated using a Black-Scholes option pricing model using the following assumptions: stock price of $3.61, no assumed dividends, a risk-free rate of 4.06% and implied volatility of 36.7%. The change in value of the Private Warrants during the three months ended September 30, 2022 totaled $(525,839) and was reported with other (income) expense in our condensed consolidated statements of operations.

Debenture Warrants — Concurrent with the Closing and pursuant to the Securities Purchase Agreement, we issued 2,922,425 Debenture Warrants. The Debenture Warrants are exercisable for one share of Common Stock at a price of $20.00. If a registration statement covering the shares of Common Stock issuable upon exercise of the Debenture Warrants is not effective upon the registered holder’s election to exercise, the holder may, until such time as there is an effective registration statement and during any period when we shall have failed to maintain an effective registration statement, exercise their Debenture Warrants on a cashless basis pursuant to an available exemption from exemption under the Securities Act. The Debenture Warrants expire ten years after their initial issuance date, or earlier upon redemption or liquidation.

The Debenture Warrants qualified for equity classification. Their fair value at their issuance date totaled $15,566,134 and was estimated using a Monte Carlo valuation model incorporating future projections of the various potential outcomes and any exercise price adjustments based on future financing events. The Debenture Warrants were recorded as a component of additional paid-in capital and recorded as a debt discount against the Debentures. The Debenture Warrants are accounted for within equity in our condensed consolidated balance sheets.

The exercise price of the Debenture Warrants is subject to (i) customary anti-dilution adjustments; and (ii) in the case of a subsequent equity sale at a per share price below the exercise price, the exercise price of the associated warrant will be adjusted to such lower price, and the number of shares underlying the warrant will increase proportionately. In the event of a rights offering or dividend, the warrant holder will be treated as though the shares underlying the warrants, he/she holds were outstanding. These warrants can be exercised on a cashless basis.